Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Income and Expenses, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Research and development funding	231	57	102
Phase-out and start-up costs	(16)	(4)	—
Exchange gain, net	4	8	5
Patent costs	(28)	(40)	(20)
Gain on sale of businesses and non-current assets	24	83	9
Other, net	(8)	(9)	(5)

Total	207	95	91